Leasehold commitments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

As of December 31, 2012, leasehold commitments are as follows:

(In thousands of US$)
Year
2013	2,330
2014	2,192
2015	2,013
2016	1,678
2017	1,587
Thereafter	17,438
Total minimum payments (1)	27,238

(1) Minimum payments have not been reduced by minimum sublease rentals of $1,318 thousand due in the future under non-cancelable subleases.

Operating Leases of Lessee Disclosure [Table Text Block]	The following table presents an analysis of all operating leases:
	2012	2011	2010
Rent expense	2,468	1,403	875
Less: Sublease rentals	(386)	(129)	-
	2,082	1,274	875